Segment Reporting - Additional Information (Detail) $ in Millions	12 Months Ended
	Dec. 31, 2015 USD ($) Segment Customer	Dec. 31, 2014 USD ($) Customer	Dec. 31, 2013 USD ($) Customer
Segment Reporting Information [Line Items]
Number of segments | Segment	5
Total revenues, Net	$ 25,912	$ 32,555	$ 33,836
Number of customer | Customer	0	0	0
U.K.
Segment Reporting Information [Line Items]
Total revenues, Net	$ 1,008	$ 1,054	$ 993
Total long-lived assets	253	244
Rest of World and Other [Member]
Segment Reporting Information [Line Items]
Total revenues, Net	24,904	31,501	$ 32,843
Total long-lived assets	$ 11,320	$ 11,473